Nationwide Life Insurance Company of America:
o Nationwide Provident VA Separate Account 1
o Nationwide Provident VLI Separate Account 1

Nationwide Life and Annuity Company of America:
o Nationwide Provident VA Separate Account A
o Nationwide Provident VLI Separate Account A


                   Prospectus supplement dated August 20, 2004
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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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The sub-adviser information relating to the Gartmore Variable Insurance Trust -
GVIT Small Cap Growth Fund: Class I, and Gartmore Variable Insurance Trust -
GVIT Small Company Fund: Class IV is amended as follows:


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweiss Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management, Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------